Submission	Dec. 04, 2025
Submission [Line Items]
Central Index Key	0000948708
Registrant Name	SMITH MICRO SOFTWARE, INC.
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A